Contingent assets and liabilities (Details) € in Millions			6 Months Ended	12 Months Ended
	Apr. 01, 2016	Mar. 13, 2014 EUR (€)	Jun. 30, 2017 EUR (€)	Dec. 31, 2008 EUR (€)	Dec. 31, 2017 EUR (€) claim
Contingent assets and liabilities
Total consideration		€ 134.0
Consideration received in cash		129.0
Potential earn out due upon achievement of a revenue target		€ 5.0
Number of months to achieve revenue target		12 months
Percentage of consideration held in escrow		5.00%
Number of claims | claim					4
Total settlement amount of claims					€ 1.3
Amount released from escrow			€ 6.6
Period a claim covered by tax deed can be introduced	5 years
Damages claimed				€ 1.5